Derivatives - Derivative Valuation Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross
Valuation adjustments on derivative assets, gross	$ 255	$ (22)	$ 738
Funding valuation adjustment on derivative asset, gross	(34)	(632)
Valuation adjustments on derivative liabilities, gross	(18)	(28)	(39)
Funding valuation adjustment on derivative liabilities, gross	50	135
Net
Valuation adjustments on derivative assets, net	227	191	(96)
Funding valuation adjustment on derivative asset, net	(34)	(632)
Valuation adjustments on derivative liabilities, net	(153)	(150)	(75)
Funding valuation adjustment on derivative liabilities, net	50	135
Cumulative credit valuation adjustment	1,400	1,600	1,600
Cumulative funding valuation adjustment	481	497
Cumulative debit valuation adjustment	$ 750	$ 769	$ 803